Debt (Details 15) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014 aircraft	Dec. 31, 2013	Dec. 31, 2014	Dec. 19, 2012
Debt
Segregated security deposits, overhaul rentals and rental payments	421,170,000		421,170,000
Predecessor
Debt
Segregated security deposits, overhaul rentals and rental payments		464,824,000
Secured debt financing
Debt
Number of aircraft designated as collateral	464
Secured debt financing | 1999 ECA facility and 2004 ECA facility | Non-restricted subsidiary | Maximum | Predecessor
Debt
Required loan-to-value ratio (as a percent)		50.00%
Secured debt financing | 2004 ECA facility | Non-restricted subsidiary
Debt
Amount outstanding under the facility	1,040,000,000		1,040,000,000
Secured debt financing | 2004 ECA facility | Non-restricted subsidiary | Predecessor
Debt
Amount outstanding under the facility		1,500,000,000
Segregated security deposits, overhaul rentals and rental payments		450,400,000
Interest rate, minimum (as a percent)		0.316%
Interest rate, maximum, (as a percent)		4.711%
Secured debt financing | 2004 ECA facility | Non-restricted subsidiary | Amortizing loan
Debt
Amortization period			10 years
Secured debt financing | 2004 ECA facility | Non-restricted subsidiary | Amortizing loan | Predecessor
Debt
Amortization period		10 years
Secured debt financing | 1999 ECA facility | Non-restricted subsidiary | Predecessor
Debt
Amount outstanding under the facility		0
Secured debt financing | 1999 ECA facility | Non-restricted subsidiary | Amortizing loan | Predecessor
Debt
Amortization period		10 years
Secured debt financing | Ex-Im Financings | Subsidiary
Debt
Interest rate on debt (as a percent)	1.492%		1.492%
Secured debt financing | Ex-Im Financings | Subsidiary | Predecessor
Debt
Debt issued amount				$ 287,000,000
Interest rate on debt (as a percent)		1.492%
Number of aircraft designated as collateral		2